CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Aerospace/Defense - 1.9%
L3Harris Technologies, Inc.	3,210	$805,196
Lockheed Martin Corp.	2,986	1,382,936
RTX Corp.	10,337	1,509,409
		3,697,541

Agriculture - 1.6%
Altria Group, Inc.	27,685	1,623,172
Philip Morris International, Inc.	8,710	1,586,352
		3,209,524

Auto Manufacturers - 0.4%
Cummins, Inc.	2,312	757,180

Auto Parts & Equipment - 0.5%
Aptiv PLC (a)	14,687	1,001,947

Banks - 8.8%
Bank of America Corp.	33,855	1,602,019
Citigroup, Inc.	27,171	2,312,796
JPMorgan Chase & Co.	8,540	2,475,831
Morgan Stanley	6,363	896,292
Northern Trust Corp.	13,605	1,724,978
Regions Financial Corp.	72,356	1,701,813
Truist Financial Corp.	38,862	1,670,677
US Bancorp	31,244	1,413,791
Wells Fargo & Co.	43,641	3,496,517
		17,294,714

Beverages - 0.8%
PepsiCo, Inc.	11,250	1,485,450

Biotechnology - 1.8%
Biogen, Inc. (a)	7,894	991,407
Corteva, Inc.	12,791	953,313
Gilead Sciences, Inc.	14,148	1,568,589
		3,513,309

Building Materials - 0.9%
Masco Corp.	18,754	1,207,008
Owens Corning	3,810	523,951
		1,730,959

Chemicals - 0.8%
DuPont de Nemours, Inc.	11,265	772,666
LyondellBasell Industries NV - Class A	12,211	706,529
		1,479,195

Commercial Services - 1.6%
Moody's Corp.	3,126	1,567,970
S&P Global, Inc.	3,028	1,596,634
		3,164,604

Computers - 3.0%
Accenture PLC - Class A	4,851	1,449,915
Cognizant Technology Solutions Corp. - Class A	9,464	738,476
Leidos Holdings, Inc.	10,479	1,653,167
NetApp, Inc.	12,157	1,295,328
TE Connectivity PLC	4,750	801,183
		5,938,069

Diversified Financial Services - 4.0%
Capital One Financial Corp.	4,682	$996,142
Charles Schwab Corp/The	22,971	2,095,874
Mastercard, Inc. - Class A	3,088	1,735,271
T Rowe Price Group, Inc.	13,503	1,303,040
Visa, Inc. - Class A	4,846	1,720,572
		7,850,899

Electric - 4.7%
Constellation Energy Corp.	3,117	1,006,043
Duke Energy Corp.	12,568	1,483,024
Entergy Corp.	12,167	1,011,321
Evergy, Inc.	11,067	762,849
PPL Corp.	44,452	1,506,478
Vistra Corp.	10,162	1,969,497
Xcel Energy, Inc.	20,230	1,377,663
		9,116,875

Electronics - 1.1%
Fortive Corp.	19,674	1,025,606
Honeywell International, Inc.	3,415	795,285
Ralliant Corp. (a)	6,558	317,997
		2,138,888

Environmental Control - 0.4%
Pentair PLC	8,259	847,869

Food - 3.1%
Conagra Brands, Inc. (b)	21,594	442,029
General Mills, Inc.	24,279	1,257,895
Kraft Heinz Co/The	49,958	1,289,915
Kroger Co/The	13,168	944,541
Sysco Corp.	20,447	1,548,656
Tyson Foods, Inc. - Class A	12,062	674,748
		6,157,784

Gas - 0.4%
NiSource, Inc. (b)	20,110	811,237

Healthcare-Products - 2.3%
GE HealthCare Technologies, Inc.	21,410	1,585,839
Hologic, Inc. (a)	15,691	1,022,425
Medtronic PLC	7,248	631,808
Thermo Fisher Scientific, Inc.	2,947	1,194,891
		4,434,963

Healthcare-Services - 2.1%
Elevance Health, Inc.	3,925	1,526,668
HCA Healthcare, Inc.	4,646	1,779,883
UnitedHealth Group, Inc.	2,457	766,510
		4,073,061

Home Builders - 0.7%
Lennar Corp. - Class A	13,050	1,443,461

Household Products/Wares - 1.2%
Avery Dennison Corp.	6,448	1,131,431
Kimberly-Clark Corp.	9,444	1,217,520
		2,348,951

Insurance - 5.4%
American International Group, Inc.	8,337	713,564
Corebridge Financial, Inc.	22,483	798,146
Fidelity National Financial, Inc.	28,347	1,589,133
Hartford Financial Services Group Inc/The	13,148	1,668,087
MetLife, Inc.	18,655	1,500,235
Principal Financial Group, Inc.	15,780	1,253,405
Travelers Cos, Inc./The	5,683	$1,520,430
Willis Towers Watson PLC	4,745	1,454,343
		10,497,343

Internet - 4.9%
Alphabet, Inc. - Class A	9,091	1,602,107
Booking Holdings, Inc.	380	2,199,911
eBay, Inc.	18,923	1,409,007
Expedia Group, Inc.	8,500	1,433,780
Meta Platforms, Inc. - Class A	3,247	2,396,578
Pinterest, Inc. - Class A (a)	16,834	603,667
		9,645,050

Machinery-Construction & Mining - 1.2%
Caterpillar, Inc.	3,940	1,529,547
Westinghouse Air Brake Technologies Corp.	4,387	918,419
		2,447,966

Machinery-Diversified - 0.4%
Dover Corp.	4,104	751,976

Media - 2.4%
Comcast Corp. - Class A	51,936	1,853,596
Walt Disney Co/The	23,007	2,853,098
		4,706,694

Mining - 0.9%
Newmont Corp.	29,372	1,711,213

Miscellaneous Manufacturing - 1.5%
3M Co. (b)	10,126	1,541,582
Textron, Inc.	17,104	1,373,280
		2,914,862

Office-Business Equipment - 0.5%
Zebra Technologies Corp. - Class A (a)	2,959	912,437

Oil and Gas - 6.4%
Chevron Corp.	13,432	1,923,328
ConocoPhillips	26,139	2,345,714
Coterra Energy, Inc.	56,460	1,432,955
Devon Energy Corp.	44,722	1,422,607
Dominion Energy, Inc.	13,821	781,163
EOG Resources, Inc.	10,866	1,299,682
Marathon Petroleum Corp.	3,677	610,786
Occidental Petroleum Corp. (b)	30,784	1,293,236
Schlumberger NV	42,254	1,428,185
		12,537,656

Pharmaceuticals - 7.6%
AbbVie, Inc.	10,853	2,014,534
Bristol-Myers Squibb Co.	38,356	1,775,499
Cigna Group/The	3,996	1,320,998
CVS Health Corp.	29,094	2,006,904
Johnson & Johnson	24,388	3,725,267
Merck & Co., Inc.	24,320	1,925,171
Neurocrine Biosciences, Inc. (a)	4,859	610,728
Pfizer, Inc.	60,278	1,461,139
		14,840,240

Real Estate Investment Trusts (REITs) - 4.5%
Agree Realty Corp. (b)	4,381	320,076
American Tower Corp.	1,710	377,944
CubeSmart	14,042	596,785
Equinix, Inc.	404	321,370
Equity LifeStyle Properties, Inc.	10,228	630,761
First Industrial Realty Trust, Inc.	14,160	681,521
Gaming and Leisure Properties, Inc.	12,886	$601,518
Host Hotels & Resorts, Inc. (b)	36,531	561,116
Kimco Realty Corp.	14,950	314,249
Lamar Advertising Co. - Class A (b)	5,944	721,364
Mid-America Apartment Communities, Inc.	4,364	645,916
NNN REIT, Inc.	15,682	677,149
Realty Income Corp.	11,503	662,688
SBA Communications Corp.	2,459	577,471
VICI Properties, Inc.	11,239	366,391
WP Carey, Inc.	11,473	715,686
		8,772,005

Retail - 2.3%
Best Buy Co., Inc.	7,777	522,070
Home Depot Inc/The	1,807	662,518
Target Corp. (b)	9,570	944,081
TJX Cos., Inc.	7,058	871,592
Ulta Beauty, Inc. (a)	3,408	1,594,331
		4,594,592

Semiconductors - 3.6%
Advanced Micro Devices, Inc. (a)	12,245	1,737,565
Applied Materials, Inc.	5,519	1,010,363
Lam Research Corp.	16,264	1,583,138
NXP Semiconductors NV	2,661	581,402
QUALCOMM, Inc.	7,952	1,266,436
Teradyne, Inc.	9,130	820,970
		6,999,874

Software - 9.3%
Adobe, Inc. (a)	3,822	1,478,655
Akamai Technologies, Inc. (a)	5,775	460,614
AppLovin Corp. - Class A (a)	2,103	736,218
Atlassian Corp. - Class A (a)	6,710	1,362,734
Broadridge Financial Solutions, Inc.	6,141	1,492,447
Electronic Arts, Inc.	9,846	1,572,406
Fiserv, Inc. (a)	4,401	758,776
Microsoft Corp.	3,343	1,662,842
MSCI, Inc.	2,375	1,369,758
Salesforce, Inc.	4,455	1,214,834
ServiceNow, Inc. (a)	787	809,099
SS&C Technologies Holdings, Inc.	18,560	1,536,768
Veeva Systems, Inc. - Class A (a)	3,360	967,613
Workday, Inc. - Class A (a)	6,122	1,469,280
Zoom Communications, Inc. - Class A (a)	18,210	1,420,016
		18,312,060

Telecommunications - 3.2%
Cisco Systems, Inc.	49,739	3,450,892
T-Mobile US, Inc.	6,617	1,576,566
Verizon Communications, Inc.	30,809	1,333,106
		6,360,564

Transportation - 1.8%
CSX Corp. (b)	41,085	1,340,604
FedEx Corp.	5,053	1,148,597
United Parcel Service, Inc. - Class B	10,193	1,028,881
		3,518,082
TOTAL COMMON STOCKS (Cost $167,060,202)		192,019,094

SHORT-TERM INVESTMENTS - 5.9%		Value
Investments Purchased with Proceeds from Securities Lending - 4.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(c)	7,877,608	7,877,608

Money Market Funds - 1.9%	Shares
First American Government Obligations Fund - Class X, 4.23%(c)	3,691,356	3,691,356
TOTAL SHORT-TERM INVESTMENTS (Cost $11,568,964)		11,568,964

TOTAL INVESTMENTS - 103.9% (Cost $178,629,166)		$203,588,058
Liabilities in Excess of Other Assets - (3.9)%		(7,638,535)
TOTAL NET ASSETS - 100.0%		$195,949,523
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $7,653,682.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

CornerCap Fundametrics® Large-Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	192,019,094	–	–	192,019,094
Investments Purchased with Proceeds from Securities Lending(a)	7,877,608	–	–	7,877,608
Money Market Funds	3,691,356	–	–	3,691,356
Total Investments	203,588,058	–	–	203,588,058

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,877,608 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.